Note 9 - Goodwill	12 Months Ended
Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
Note 9 - Goodwill

	January 31, 2015	January 31, 2014
Balance at January 31, 2014	111,179	88,297
Acquisition of Impatex	-	3,501
Acquisition of Compudata	-	8,201
Acquisition of KSD	714	13,110
Acquisition of Computer Management	1,338	-
Acquisition of Customs Info	26,135	-
Acquisition of Airclic	11,670	-
Acquisition of e-customs	4,581	-
Acquisition of Pentant	1,059	-
Adjustments on account of foreign exchange	(9,236)	(1,930)
Balance at January 31, 2015	147,440	111,179

The business acquisitions of Impatex, Compudata, KSD, Computer Management, Customs Info, Airclic, e-customs and Pentant are described in Note 3 to these consolidated financial statements.